COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2014
Future Minimum Lease Commitments under Non-Cancelable Operating Leases

The future minimum lease commitments under non-cancelable operating leases as of March 31, 2014 are as follows:

Years ending March 31,	(Yen in millions)
2015	¥5,991
2016	3,755
2017	2,260
2018	1,614
2019	1,278
2020 and thereafter	2,273

¥17,171